FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, VAR by Risk Type (Details) S/ in Thousands	12 Months Ended
	Dec. 31, 2024 PEN (S/) ft² Number Series	Dec. 31, 2023 PEN (S/)
Value at risk [Abstract]
Maximum level of confidence	99.00%
Statistical probability	1.00%
Number of day used to calculate value at risk	1 day
Amplified time frame of value at risk	10 days
Value at risk by area | ft²	10
Number of market risk factors | Number	115
Number of market curves | Number	30
Number of stock prices | Number	43
Number of mutual fund values | Number	40
Series of volatility | Series	2
Consolidated VaR by type of risk	S/ 28,848	S/ 28,860
Minimum [Member]
Value at risk [Abstract]
Holding period of value at risk	1 day
Maximum [Member]
Value at risk [Abstract]
Holding period of value at risk	10 days
Interest Rate Risk [Member]
Value at risk [Abstract]
Consolidated VaR by type of risk	S/ 29,138	29,399
Price Risk [Member]
Value at risk [Abstract]
Consolidated VaR by type of risk	933	5,291
Volatility Risk [Member]
Value at risk [Abstract]
Consolidated VaR by type of risk	462	20
Diversification Effect [Member]
Value at risk [Abstract]
Consolidated VaR by type of risk	S/ (1,685)	S/ (5,850)